PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.8%

Penn Series Flexibly Managed Fund*	28,906	$1,660,655
Penn Series Index 500 Fund*	197,809	4,349,811
Penn Series Large Cap Growth Fund*	79,100	1,623,129
Penn Series Large Cap Value Fund*	200,374	4,770,903
Penn Series Large Core Value Fund*	291,202	4,845,603
Penn Series Large Growth Stock Fund*	12,477	553,626
Penn Series Mid Cap Growth Fund*	51,770	1,111,505
Penn Series Mid Cap Value Fund	63,867	1,030,813
Penn Series Mid Core Value Fund*	194,383	3,798,245
Penn Series Real Estate Securities Fund*	71,952	1,509,559
Penn Series Small Cap Growth Fund*	46,994	1,632,557
Penn Series Small Cap Value Fund*	41,774	1,051,025
Penn Series SMID Cap Growth Fund*	39,294	1,113,596
Penn Series SMID Cap Value Fund*	115,588	2,038,967

TOTAL AFFILIATED EQUITY FUNDS (Cost $31,993,091)		31,089,994

AFFILIATED FIXED INCOME FUNDS — 9.1%

Penn Series High Yield Bond Fund*	81,760	1,098,857
Penn Series Limited Maturity Bond Fund*	308,827	3,881,960

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $4,817,739)		4,980,817

AFFILIATED INTERNATIONAL EQUITY FUNDS — 33.3%

Penn Series Developed International Index Fund*	605,019	6,885,119
Penn Series Emerging Markets Equity Fund*	472,607	4,664,634
Penn Series International Equity Fund*	244,574	6,715,996

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $19,042,972)		18,265,749

TOTAL INVESTMENTS — 99.2% (Cost $55,853,802)		54,336,560
Other Assets & Liabilities — 0.8%		443,487

TOTAL NET ASSETS — 100.0%		$54,780,047

*	Non-income producing security.
†	See Security Valuation Note in the most recent semi-annual or annual report.